GOING CONCERN	12 Months Ended
Dec. 31, 2014
GOING CONCERN
GOING CONCERN

2. GOING CONCERN

The Group’s history of losses has resulted in its total liabilities and mezzanine equity exceeding its total assets by $156.9 million and $233.8 million as of December 31, 2013 and 2014. The Group experienced a net loss of approximately$39.0 million, $32.2 million and $43.9 million for the years ended December 31, 2012, 2013 and 2014, respectively, and negative cash flows from operations of approximately $14.6 million, $28.8 million and $32.0 million for the years ended December 31, 2012, 2013 and 2014, respectively. In addition, the Group’s total current liabilities exceed its total current assets $84.8 million and $57.2 million as of December 31, 2013 and 2014. These conditions raise substantial doubt about the Group’s ability to continue as a going concern. However, management believes the Group has the ability to fulfill its financial obligations as they fall due through December 31, 2016 and will continue as a going concern because its primary shareholder, Maodong, has agreed in writing to provide adequate funds to enable the Group to meet in full its financial obligations as they fall due through December 31, 2016, which commitment is further guaranteed by certain assets from Maodong, and the funds will be provided in the form of equity investment.

Starting from January 1, 2015 to April 7, 2015, Maodong provided interest-free funds directly and indirectly through companies controlled by him, which enabled the Company to meet its working capital requirements to fund the Group’s daily operations for a total amount of $6,653,659 (equivalent to RMB41,283,293). On September 19, 2014, the Company and Maodong agreed to convert all indebtedness owed to Maodong into ordinary shares at the IPO price subject to the completion of the IPO. In April 2015, the Company completed its initial public offering (“IPO”) and listed on The NASDAQ Global Market at a price of $10 per American Depositary Shares (“ADS”) with $37.3 million of IPO proceeds, net of underwriting discounts, commissions and offering expenses amounting to $4.9 million. As the IPO was completed in April 2015, the indebtedness owed to Maodong amounting to $69.4 million as of April 7, 2015 has been converted into ordinary shares at the IPO price of $10 per ADS.

The Group believes that it can realize its assets and satisfy its liabilities in the normal course of business with the financial support from Maodong and proceeds from the offering. As a result, the accompanying consolidated financial statements have been prepared assuming the Group will continue as a going concern. The accompanying consolidated financial statements do not reflect any adjustments relating to the recoverability and reclassification of assets and liabilities as that might be necessary if the Group is unable to continue as a going concern.